Filed pursuant to Rule 497(e)
Registration Nos. 333-174574; 811-22563

MAIRS & POWER FUNDS TRUST (the “Trust”)
Mairs & Power Growth Fund
Mairs & Power Small Cap Fund

Supplement to Prospectus and Summary Prospectus Dated April 30, 2018, as previously supplemented September 19, 2018

Change in Lead Portfolio Managers

As part of a transition plan established by Mairs & Power, Inc. (the “Adviser”), the investment adviser to the Mairs & Power Growth Fund (the “Growth Fund”) and the Mairs & Power Small Cap Fund (the “Small Cap Fund”), Andrew R. Adams has been named lead portfolio manager of the Growth Fund and Allen D. Steinkopf has been named lead portfolio manager of the Small Cap Fund, effective April 1, 2019.  Mark L. Henneman, currently the lead portfolio manager of the Growth Fund, will serve as co-manager of the Growth Fund.  Andrew R. Adams, currently the lead portfolio manager of the Small Cap Fund, will serve as co-manager of the Small Cap Fund.  Mr. Adams has been co-manager of the Growth Fund since January 1, 2015 and Mr. Steinkopf has been co-manager of the Small Cap Fund since January 1, 2015.  In addition, Peter J. Johnson has been named co-manager of the Growth Fund effective April 1, 2019.

1. The Prospectus section entitled “Summary Section – Portfolio Management” and the Summary Prospectus sections entitled “Portfolio Management” for the Growth Fund are each deleted in their entirety and replaced by the following:

Portfolio Management
The Fund employs Mairs & Power, Inc. to manage the Fund’s investment portfolio.
Name/Primary Title with Fund	Primary Title with Adviser	Tenure with the Fund	Tenure with the Adviser*
Andrew R. Adams, Lead Portfolio Manager	Chief Investment Officer	Lead Portfolio Manager since April 1, 2019; Co-Manager from 2015 to April 1, 2019	Since 2006
Mark L. Henneman, Co-Manager	Chief Executive Officer	Co-Manager since April 1, 2019 and from 2006 to 2013; Lead Manager from 2013 to April 1, 2019	Since 2004
Peter J. Johnson, Co-Manager	Investment Manager	Co-Manager since April 1, 2019	Since 2010
*Tenure with the Adviser is the year each individual started with the Adviser and may not align with primary title with the Adviser.
2. The Prospectus section entitled “Summary Section – Portfolio Management” and the Summary Prospectus sections entitled “Portfolio Management” for the Small Cap Fund are each deleted in their entirety and replaced by the following:
Portfolio Management
The Fund employs Mairs & Power, Inc. to manage the Fund’s investment portfolio.
Name/Primary Title with Fund	Primary Title with Adviser	Tenure with the Fund	Tenure with the Adviser*
Allen D. Steinkopf, Lead Portfolio Manager	Investment Manager	Lead Portfolio Manager since April 1, 2019; Co-Manager since 2015	Since 2013
Andrew R. Adams, Co-Manager	Chief Investment Officer	Co-Manager since April 1, 2019; Lead Portfolio Manager from 2011 to April 1, 2019	Since 2006
 *Tenure with the Adviser is the year each individual started with the Adviser and may not align with primary title with the Adviser.

3.	The Prospectus section entitled “Portfolio Managers” is deleted in its entirety and replaced by the following:

Portfolio Managers
Andrew R. Adams joined the Adviser in 2006 and has served as Executive Vice President since 2016 and Chief Investment Officer since 2018.  He previously served as Vice President and Investment Manager since joining the Adviser.  Mr. Adams has been primarily responsible for the day-to-day management of the Growth Fund as Lead Portfolio Manager since April 1, 2019.  Prior to such date, he was Co-Manager of the Growth Fund since 2015.  Mr. Adams has served as Co-Manager of the Small Cap Fund since April 1, 2019 and served as Lead Portfolio Manager of the Small Cap Fund from its inception in 2011 to April 1, 2019.  Mr. Adams has been Vice President of the Mairs & Power Funds Trust since 2011.  Mr. Adams began his career in 1997 as a securities analyst with Advantus Capital Management (now Securian Asset Management) where he also served as an investment officer prior to his departure in 2003.  Before joining the Adviser, Mr. Adams worked as a portfolio manager at U.S. Bancorp Asset Management (now Nuveen Asset Management) in Minneapolis, where he co-managed a small-cap blend mutual fund.  Mr. Adams earned a BBA from the University of Wisconsin, Madison in finance and mathematics.  He then earned an MS degree in finance, also from the University of Wisconsin, Madison, where he participated in the Applied Security Analysis Program.  Mr. Adams is a CFA charterholder as well as a Chartered Investment Counselor.

Mark L. Henneman joined the Adviser in 2004 and has served as Chairman and Chief Executive Officer since 2018.  He previously served as President and Chief Investment Officer from 2014 to 2018, Executive Vice President and Investment Manager from 2012 to 2014 and Vice President and Investment Manager prior to 2012.  Mr. Henneman has served as Co-Manager of the Growth Fund since April 1, 2019 and from 2006 to 2013.  Mr. Henneman had served as Lead Portfolio Manager of the Growth Fund from 2013 to April 1, 2019.  Mr. Henneman has been President of the Trust since 2014 and had served as Vice President of the Trust from 2009 to 2014.  Mr. Henneman began his investment career as an analyst with The St. Paul Companies (now Travelers Companies). He has worked as a portfolio manager with Advantus Capital Management (now Securian Asset Management) and prior to joining the Adviser, he was Managing Director and Process Leader of Mid- and Large-Cap Value Investments at U.S. Bancorp Asset Management (now Nuveen Asset Management).  Mr. Henneman earned a BA from Gustavus Adolphus College in St. Peter, Minnesota and went on to graduate with an MBA from the University of Minnesota, Carlson School of Management. Mr. Henneman is a CFA charterholder as well as a Chartered Investment Counselor.

Peter J. Johnson joined the Adviser in 2010 and has served as Vice President and Investment Manager since 2014.  He previously served as Assistant Vice President and Analyst prior to 2014.  Mr. Johnson has served as Co-Manager of the Growth Fund since April 1, 2019.  Mr. Johnson began his career as an equity analyst with Ulland Investment Advisors in 2003. He also worked as an equity analyst intern for the State of Wisconsin Investment Board in Madison, WI prior to joining the Adviser.  Mr. Johnson earned a BA from Carleton College in Northfield, MN and went on to graduate with an MBA from the University of Wisconsin, Madison. Mr. Johnson is a CFA charterholder.

Kevin V. Earley joined the Adviser in 2013 and has served as Vice President and Investment Manager since joining the Adviser.  Mr. Earley has been primarily responsible for the day-to-day management of the Balanced Fund as Lead Portfolio Manager since April 1, 2018.  Prior to such date, he was Co-Manager of the Balanced Fund since January 1, 2015.  Mr. Earley has been Vice President of the Trust since 2018.  Mr. Earley began his investment career as an equity research analyst with First American Funds Advisors, later becoming a portfolio manager as part of that firm’s mid- to large-value team.  In recent years, Mr. Earley had co-managed two mutual funds at Nuveen Asset Management.  Mr. Earley earned a BS in Finance from Santa Clara University and then earned his MBA with a concentration in finance from the University of Minnesota, Carlson School of Management.  Mr. Earley is a CFA charterholder as well as a Chartered Investment Counselor.

Ronald L. Kaliebe joined the Adviser in 2001 and has served as Senior Vice President and Director of Fixed Income since 2014.  He previously served as Vice President and Investment Manager prior to 2014.  Mr. Kaliebe has served as Co-Manager of the Balanced Fund since April 1, 2018 and from 2006 to 2013.  Mr. Kaliebe had served as Lead Portfolio Manager of the Balanced Fund from 2013 to April 1, 2018.  Mr. Kaliebe had served as Vice President of the Trust from 2009 to April 1, 2018.  Mr. Kaliebe started his career as a lecturer in finance at the University of Wisconsin, La Crosse.  He then worked as a portfolio manager and research analyst with US Bank (formerly First Bank System/First Trust).  Prior to joining the Adviser, he served for many years as Chief Investment Officer for MSI Insurance Companies.  Mr. Kaliebe earned a BA and MA in economics from the University of Wisconsin, Oshkosh and an MBA from the University of Wisconsin, Madison. He is a CFA charterholder as well as a Chartered Investment Counselor.

Robert (Bob) W. Thompson joined the Adviser in 2016 and has served as Vice President and Fixed Income Portfolio Manager since fall of 2016.  He previously served as Assistant Vice President since joining the Adviser.  Mr. Thompson has served as Co-Manager of the Balanced Fund since April 1, 2018.  Prior to joining the Adviser, Mr. Thompson was Vice President, Corporate Bonds at Advantus Capital Management (now Securian Asset Management), in St. Paul, MN from 2003 to 2016 and before that he worked for Lutheran Brotherhood (now Thrivent Financial).  Mr. Thompson earned a Bachelor of Accountancy from the University of North Dakota and a MBA in Finance from the University of Minnesota, Carlson School of Management. Mr. Thompson is a CFA charterholder and a Certified Public Accountant (inactive).

Allen D. Steinkopf joined the Adviser in 2013 and has served as Vice President and Investment Manager since joining the Adviser.  Mr. Steinkopf has been primarily responsible for the day-to-day management of the Small Cap Fund as Lead Portfolio Manager since April 1, 2019.  Prior to such date, he was Co-Manager from 2015 to April 1, 2019.  Mr. Steinkopf has been Vice President of the Trust since April 1, 2019.  Mr. Steinkopf began his career as a research analyst with MIMLIC Asset Management and later with an independent subsidiary of MIMLIC. He started at Advantus Capital Management (now Securian Asset Management) as assistant portfolio manager and senior analyst and eventually became co-manager of the Advantus Large Cap Growth Portfolio and the Advantus Balanced Fund.  In 2003, he joined US Bank/First American Funds Advisors, which later became Nuveen Investments. With Nuveen, Mr. Steinkopf was the Senior Manager of Small Cap Equity, and he directly managed a small cap core mutual fund.  Mr. Steinkopf earned BA (Mathematics) and BBA (Finance) degrees from the University of Wisconsin at Eau Claire and an MBA with a concentration in finance from the University of Minnesota, Carlson School of Management.  He is a CFA charterholder.

Additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds that they manage is available in the Funds’ SAI.

The date of this Supplement is April 1, 2019.

Please keep this Supplement with your records.